Variable Interest Entities (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Other non-current assets		$ 2,809	$ 3,349	$ 1,657
UltraDx
Ownership interest		5.00%
Variable interest entities
Other non-current assets		$ 800	$ 800	$ 800
Variable interest entities | UltraDx
Number of contingent consideration collaboration	1.0